COMMON STOCK - Stock Option Plan Activity (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 31, 2011	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning Balance (in shares)	23,737	32,474	110,106
Exercised (in shares)	(23,737)	(8,737)	(77,632)
Forfeited or expired (in shares)	0	0	0
Outstanding, Ending Balance (in shares)	0	23,737	32,474
Vested or expected to vest at December 26, 2015 (in shares)	0
Excercisable at December 26, 2015 (in shares)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (in dollars per share)	$ 32.03	$ 31.65	$ 30.13
Exercised (in dollars per share)	30.64	30.64	29.49
Forfeited or expired (in dollars per share)	(0.00)	(0.00)	(0.00)
Outstanding, Ending Balance (in dollars per share)	0.00	$ 32.03	$ 31.65
Vested or expected to vest at December 26, 2015 (in dollars per share)	0.00
Exercisable (in dollars per share)	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average Remaining Contractual Term of Shares Outstanding	0 years	1 year	1 year 6 months 18 days	1 year 7 months 20 days
Average Remaining Contractual Term of Shares Exercisable	0 years
Aggregated Intrinsic Value of Shares Outstanding	$ 0	$ 493,304	$ 661,674		$ 845,915
Total intrinsic value of options exercised	559,510	163,830	1,221,004
Unrecognized compensation expense of stock options	0	$ 0	$ 0
Aggregate Intrinsic Value of Shares Exercisable	$ 0